Goodwill and Inatangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jan. 25, 2024
Goodwill and Inatangible Assets [Line Items]
Aggregate gross proceeds value			$ 7,275
Impairment loss	$ 1,802
Jeffs’ Brands [Member]
Goodwill and Inatangible Assets [Line Items]
Shares issued percentage			13.37%
Shares outstanding percentage			13.37%